Right of Use Assets and Lease Obligations (Tables)	12 Months Ended
Oct. 31, 2021
Right of Use Assets and Lease Obligations
Summary of Right of use assets

Right of use assets
$
Balance at November 1, 2020	16,413
Net additions	19,682
Impairment loss	(1,210)
Depreciation expense for the period	(6,900)
Balance at October 31, 2021	27,985

Summary of lease liabilities

Lease Liabilities
$
Balance at November 1, 2020	16,668
Net additions	18,365
Cash outflows in the period	(7,449)
Accretion (Interest) expense for the period ended	2,189
Balance at October 31, 2021	29,773
Current	(5,729)
Non-current	24,044